INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME	6 Months Ended
Dec. 31, 2024
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

6.    INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

6.1.  Revenue from contracts with customers

	Three-month period ended		Six-month period ended
	12/31/2024	12/31/2023	12/31/2024	12/31/2023
Sale of goods and services	106,510,141	140,198,499	198,437,433	255,827,291
Royalties	248,970	95,328	942,756	649,341
	106,759,111	140,293,827	199,380,189	256,476,632

Transactions of sales of goods and services with joint ventures and with shareholders and other related parties are reported in Note 15.

6.2.  Cost of sales

	Three-month period ended		Six-month period ended
Item	12/31/2024	12/31/2023	12/31/2024	12/31/2023
Inventories as of the beginning of the period	109,450,616	118,965,477	110,913,884	111,990,145
Purchases of the period	39,733,111	73,304,984	87,376,569	144,999,639
Production costs	5,339,587	5,858,417	11,843,478	12,981,672
Foreign currency translation	(747,253)	198,524	(561,825)	(28,273)
Subtotal	153,776,061	198,327,402	209,572,106	269,943,183
Inventories as of the end of the period (*)	(92,225,654)	(109,616,865)	(92,225,654)	(109,616,865)
Cost of sales	61,550,407	88,710,537	117,346,452	160,326,318

(*)Net of agricultural products.

6.3.  R&D classified by nature

	Three-month period ended		Six-month period ended
	Research and	Research and	Research and	Research and
	development	development	development	development
	expenses	expenses	expenses	expenses
Item	12/31/2024	12/31/2023	12/31/2024	12/31/2023
Amortization of intangible assets	1,386,583	1,288,218	2,748,884	2,453,158
Analysis and storage	—	5,302	—	5,302
Commissions and royalties	3,960	—	3,960	—
Depreciation of property, plant and equipment	222,334	154,645	420,532	312,453
Freight and haulage	8,260	10,361	10,481	14,278
Employee benefits and social securities	1,445,494	904,781	2,979,027	2,211,907
Maintenance	45,173	(110,722)	147,700	96,056
Energy and fuel	1,918	1,599	4,352	5,227
Supplies and materials	136,252	334,684	775,812	1,182,066
Mobility and travel	62,236	75,703	108,665	89,474
Share-based incentives	55,956	(44,501)	91,097	143,749
Publicity and advertising	(2,131)	—	—	—
Professional fees and outsourced services	939,162	502,410	1,040,121	994,197
Professional fees related parties	—	216,792	16,373	216,792
Office supplies	27,945	300,001	175,426	470,376
Information technology expenses	1,085	5,265	20,777	9,640
Insurance	10,722	(1,463)	23,494	19,586
Depreciation of leased assets	20,916	—	37,252	—
Miscellaneous	(173,029)	2	162	57
Total	4,192,836	3,643,077	8,604,115	8,224,318

	12/31/2024	12/31/2023	12/31/2024	12/31/2023
R&D capitalized (Note 5.7)	3,368,772	2,507,389	5,022,789	4,454,893
R&D profit and loss	4,192,836	3,643,077	8,604,115	8,224,318
Total	7,561,608	6,150,466	13,626,904	12,679,211

6.4.  Expenses classified by nature and function

	Three-month period ended			Six-month period ended
		Selling,			Selling,
		general and			general and
	Production	administrative	Total	Production	administrative	Total
Item	costs	expenses	12/31/2024	costs	expenses	12/31/2024
Amortization of intangible assets	55,985	1,475,275	1,531,260	156,124	3,039,238	3,195,362
Analysis and storage	—	80,241	80,241	—	83,155	83,155
Commissions and royalties	560,371	273,803	834,174	560,371	1,085,605	1,645,976
Import and export expenses	(49,057)	234,658	185,601	—	655,178	655,178
Depreciation of property, plant and equipment	670,405	618,075	1,288,480	1,378,837	1,235,815	2,614,652
Depreciation of leased assets	584,909	853,395	1,438,304	748,412	1,434,284	2,182,696
Impairment of receivables	—	1,795,847	1,795,847	—	1,980,726	1,980,726
Freight and haulage	507,769	2,797,830	3,305,599	1,215,352	5,321,153	6,536,505
Employee benefits and social securities	1,802,661	11,755,856	13,558,517	4,270,878	21,796,271	26,067,149
Maintenance	377,031	569,483	946,514	891,075	1,365,831	2,256,906
Energy and fuel	64,774	18,632	83,406	294,101	42,155	336,256
Supplies and materials	150,391	638,261	788,652	349,722	1,510,587	1,860,309
Mobility and travel	36,443	989,065	1,025,508	68,371	2,159,076	2,227,447
Publicity and advertising	—	852,145	852,145	—	2,233,428	2,233,428
Contingencies	55,521	(177,193)	(121,672)	55,521	119,966	175,487
Share-based incentives	187,447	1,323,722	1,511,169	264,260	1,983,049	2,247,309
Professional fees and outsourced services	368,070	2,550,141	2,918,211	894,020	4,363,205	5,257,225
Professional fees related parties	—	226,041	226,041	—	270,679	270,679
Office supplies and registrations fees	7,568	215,138	222,706	51,865	563,052	614,917
Insurance	54,737	753,608	808,345	114,562	1,430,971	1,545,533
Information technology expenses	1,025	877,837	878,862	12,597	1,669,932	1,682,529
Obsolescence	(148,656)	11,794	(136,862)	401,812	75,944	477,756
Taxes	55,530	4,031,663	4,087,193	102,660	8,509,982	8,612,642
Miscellaneous	(3,337)	395,761	392,424	12,938	395,922	408,860
Total	5,339,587	33,161,078	38,500,665	11,843,478	63,325,204	75,168,682

	Three-month period ended			Six-month period ended
		Selling,			Selling,
		general and			general and
	Production	administrative	Total	Production	administrative	Total
Item	costs	expenses	12/31/2023	costs	expenses	12/31/2023
Amortization of intangible assets	30,371	1,409,176	1,439,547	60,849	2,960,964	3,021,813
Analysis and storage	—	(310)	(310)	570	153,163	153,733
Commissions and royalties	287,085	214,193	501,278	421,677	1,008,251	1,429,928
Import and export expenses	(23,326)	198,134	174,808	43,902	318,479	362,381
Depreciation of property, plant and equipment	665,585	492,789	1,158,374	1,308,591	935,378	2,243,969
Depreciation of leased assets	359,666	514,391	874,057	699,044	1,012,212	1,711,256
Impairment of receivables	—	(56,869)	(56,869)	—	296,051	296,051
Freight and haulage	(9,689)	3,889,270	3,879,581	634,188	6,878,364	7,512,552
Employee benefits and social securities	3,128,563	11,270,171	14,398,734	5,935,502	21,509,102	27,444,604
Maintenance	584,638	584,177	1,168,815	1,007,395	1,152,332	2,159,727
Energy and fuel	337,536	256,150	593,686	500,658	272,547	773,205
Supplies and materials	107,343	859,700	967,043	367,386	1,691,154	2,058,540
Mobility and travel	61,069	800,142	861,211	94,476	2,148,705	2,243,181
Publicity and advertising	1,300	1,143,753	1,145,053	1,300	2,305,251	2,306,551
Contingencies	1,239	20,742	21,981	1,239	47,851	49,090
Share-based incentives	64,472	2,313,575	2,378,047	339,904	8,043,561	8,383,465
Professional fees and outsourced services	454,522	1,966,056	2,420,578	963,972	3,542,038	4,506,010
Professional fees related parties	—	66,618	66,618	—	66,618	66,618
Office supplies and registrations fees	(69,652)	281,221	211,569	80,236	651,991	732,227
Insurance	54,150	628,292	682,442	81,174	1,102,142	1,183,316
Information technology expenses	8,825	1,181,470	1,190,295	27,186	1,924,633	1,951,819
Obsolescence	(222,449)	—	(222,449)	282,836	—	282,836
Taxes	56,941	3,252,941	3,309,882	127,760	7,019,360	7,147,120
Miscellaneous	(19,772)	(120,845)	(140,617)	1,827	57,638	59,465
Total	5,858,417	31,164,937	37,023,354	12,981,672	65,097,785	78,079,457

6.5.  Other income or expenses, net

	Three-month period ended		Six-month period ended
	12/31/2024	12/31/2023	12/31/2024	12/31/2023
Net result from commercialization of agricultural products	(205,348)	(1,643,612)	(1,033,714)	(2,960,005)
Expenses recovery	334,232	149,053	505,719	236,106
Others	420,979	327,956	553,835	325,661
	549,863	(1,166,603)	25,840	(2,398,238)

6.6.  Finance results

	Three-month period ended		Six-month period ended
	12/31/2024	12/31/2023	12/31/2024	12/31/2023
Financial costs
Interest expenses with the Parent (Note 15)	—	(97,062)	—	(194,125)
Interest expenses	(6,285,004)	(3,059,671)	(12,344,235)	(9,994,912)
Financial commissions	(1,146,781)	(659,260)	(2,249,398)	(1,288,813)
	(7,431,785)	(3,815,993)	(14,593,633)	(11,477,850)

Other financial results
Exchange differences generated by assets	389,238	(2,364,285)	(2,297,054)	(12,049,351)
Exchange differences generated by liabilities	(638,120)	11,339,308	256,636	21,674,845
Changes in fair value of financial assets or liabilities and other financial results	113,770	(13,576,179)	(758,646)	(13,727,825)
Net gain of inflation effect on monetary items	54,415	1,147,095	47,146	766,135
	(80,697)	(3,454,061)	(2,751,918)	(3,336,196)